Financial Instruments and Risk Management - Schedule of Exchange Rate Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (186)	R$ (210)
Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(34)	(34)
Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(186)	(210)
Suppliers (itaipu binacional) [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(186)
Suppliers (itaipu binacional) [member] | Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(34)	(34)
Suppliers (itaipu binacional) [member] | Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (186)	R$ (210)